Related Party Transactions Related Party Revenue and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The total net sales and the net outstanding liability to Intel (and its affiliates) were as follows:

Year ended December 31	2014	2015	2016
(in thousands)	EUR	EUR	EUR
Total net sales to Intel	1,007,603	618,069	1,401,983
Net outstanding liability to Intel	386,824	700,156	379,774